DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Trade Payables (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current [Abstract]
Suppliers	$ 3,875,928	$ 4,304,927
UT Suppliers	109,876	138,837
Customers (credit balances)	6,164	3,438
Related companies	121,603	309,352
Total	4,113,571	4,756,554
Non-current [Abstract]
Suppliers	0	0
UT Suppliers	0	0
Customers (credit balances)	0	0
Related parties	0	0
Total	$ 0	$ 0